UMB SCOUT FUNDS

BOND FUND

QUARTERLY REPORT

SEPTEMBER 30, 1998

A no-load mutual fund with primary emphasis on maximum current income consistent with its quality and maturity standards.

TO THE SHAREHOLDERS

The UMB Scout Bond Fund's share price rose to $11.47 for the quarter ended September 30, 1998, from $11.21 per share as of June 30, 1998. Investors earned a total return (price change and reinvested distributions) of 3.73% for the quarter. The Fund seeks to provide maximum current income consistent with its quality and maturity standards by investing in fixed-income obligations.

Bond yields moved sharply lower during the quarter as market participants continued to expect a reduction in the benchmark Fed Funds rate. For example, the 10-year Treasury note began the quarter at a yield of 5.44% and ended at 4.41%. While the yield curve was extremely flat at the start of the quarter - indicating little difference in yields across the range of bond maturities - shorter maturity securities staged a strong rally and produced some positive slope from the 2-year to 30-year issues (4.25% to 4.97%).

The movement of 30-year yields below 5% is a clear indication of two things:

Profound bullishness among market participants, who are anticipating a sustained economic slowdown, and

A strong "flight to quality" as global investors leave the turbulence of foreign markets for the safe haven of U.S. Treasury securities.

The Federal Reserve on September 29 completed the much-anticipated reduction in the Fed Funds rate to 5.25% from 5.50%. The Fed said it acted because of concern over foreign economic weakness and its potential to cause a domestic slowdown.

The difference in yields between Treasuries and all other sectors widened significantly during the quarter, due primarily to the "flight to quality" phenomenon. Global investors seeking safe haven from international economic turmoil are interested primarily in Treasury bonds, so other sectors miss out on much of the increase in prices. Consequently, yields on Treasury notes drop much further than yields on other fixed-income products. Portfolios with significant exposure to sectors other than Treasuries failed to perform as well as the government or government/corporate market indices.

Over time, our exposure to the corporate and Government National Mortgage Association (GNMA) sectors has proven to be an effective way to enhance returns on the Fund. The last quarter contained a somewhat unusual combination of worldwide events that penalized funds positioned in this way. We nevertheless feel it is prudent to maintain our proven style, looking for less turbulent times ahead.

We continue to avoid the higher risk sectors of the corporate market, such as financial companies and BBB-rated companies. We enhance yield by replacing those sectors with greater exposure to the GNMA market, capturing higher yields without exposing the fund to additional credit risk. We believe the Fund remains an outstanding choice for investors seeking a stable fixed-income return while avoiding the volatility associated with interest rate speculation or aggressive exposure to credit risk.

We want to remind all shareholders that the Fund name is changing to UMB Scout Bond Fund, Inc., effective October 31, 1998. However, the ticker symbol will remain UMBBX.

We appreciate your continued participation in the UMB Scout Bond Fund as part of your investment portfolio. We welcome your comments and questions.

Sincerely,


/s/George W. Root
George W. Root
UMB Investment Advisors


TAXABLE YIELD CURVES - GRAPH

FUND DIVERSIFICATION - PIE CHART


COMPARATIVE RATES OF RETURN
as of September 30, 1998

                            1 3/4 Year  3 3/4 Years  7 3/4 Years 15 3/4 Years

UMB Scout Bond Fund         8.19%       8.44%        7.23%       8.28%
Lipper Intermed. Inv.
  Grade Fund Index*         9.24%       9.55%        8.39%       N.A.
Lehman Bros.
  Govt./Corp. Intermed.*    9.19%       9.38%        8.14%       9.44%

UMB Scout Bond Fund's average annual compound returns for 1-, 3-, 5- and 10-year periods ended September 30, 1998, are 9.19%, 6.98%, 5.61% and 7.58%, respectively.

Performance data contained in this report are for past periods only. Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.
* Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).fund diversification


Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (unaudited)

Statement of Net Assets

        Face                                                                                                            Market
        Amount   Description                                                                                             Value
CORPORATE BONDS - 42.62%
$     1,000,000  Alabama Power Co., 6.25%, due September 30, 2010                                                   $   1,032,087
        500,000  Albertson's Incorporated, Medium Term Notes, 6.18%, due March 22, 2000                                   508,120
        500,000  Albertson's Incorporated Notes, 6.375%, due June 1, 2000                                                 510,405
        500,000  Amoco Canada Petroleum Company Notes, 7.25%, due December 1, 2002                                        540,435
        500,000  Baltimore Gas & Electric Company, 1st & Refunding Mortgage, 6.50%, due February 15, 2003                 528,245
        500,000  BellSouth Telecommunications Incorporated Notes, 6.25%, due May 15, 2003                                 527,765
        500,000  BellSouth Telecommunications Incorporated Notes, 6.375%, due June 15, 2004                               533,210
        500,000  Carolina Power & Light Company, 1st Mortgage, 5.875%, due January 15, 2004                               513,665
        500,000  Consolidated Edison Company New York, Incorporated Debentures, 6.625%, due February 1, 2002              523,265
        500,000  Cooper Industries Inc., Medium Term Notes, 5.88%, due February 20, 2003                                  513,840
        500,000  Delmarva Power & Light Company, Medium Term Notes, 7.50%, due May 1, 1999                                505,940
      1,000,000  Dillard Department Stores Inc., 6.875%, due June 1, 2005                                               1,084,210
        500,000  duPont (E.I.) deNemours & Company Notes, 6.75%, due October 15, 2002                                     529,065
        500,000  Duke Power Company, 1st & Refunding Mortgage, 7.00%, due June 1, 2000                                    515,465
        500,000  Duke Power Company, 1st & Refunding Mortgage, 5.875%, due June 1, 2001                                   510,230
        500,000  Emerson Electric Company Notes, 6.30%, due November 1, 2005                                              535,345
        500,000  Engelhard Corporation, Senior Note, 7.00%, due August 1, 2001                                            518,750
        750,000  Florida Power & Light Company, 1st Mortgage, 5.50%, due July 1, 1999                                     751,605
        500,000  General Mills Incorporated, Medium Term Notes, 7.50%, due June 5, 2000                                   520,365
        500,000  General Mills Incorporated, Medium Term Notes, 5.98%, due July 9, 2001                                   512,280
        500,000  GTE California Incorporated, Debentures, Series A, 5.625%, due February 1, 2001                          506,295
        500,000  GTE Southwest Incorporated, Debentures, 6.00%, due January 15, 2006                                      524,680
        500,000  GTE South Incorporated, Debentures, 6.00%, due February 15, 2008                                         530,615
        500,000  Honeywell Inc., 6.75%, due March 15, 2002                                                                524,610
        500,000  International Business Machines Corporation Notes, 6.375%, due June 15, 2000                             511,150
        500,000  International Business Machines Corporation Notes, 7.25%, due November 1, 2002                           538,415
        500,000  International Paper Company, Medium Term Notes, 8.05%, due March 25, 1999                                505,305
        500,000  Kansas City Power & Light Company, Medium Term Notes, 6.50%, due January 2, 2001                         515,255
      1,000,000  May Department Stores Inc., 6.875%, due November 1, 2005                                               1,078,880
        250,000  McDonald's Corporation, Series C, Medium Term Notes, 8.75%, due November 15, 2000                        268,905
        500,000  McDonald's Corporation, Medium Term Notes, 7.375%, due July 15, 2002                                     508,105
        500,000  Minnesota Mining & Manufacturing Company, Medium Term Notes, 6.25%, due March 29, 1999                   502,520
        750,000  Monongahela Power Company, 1st Mortgage, 5.625%, due April 1, 2000                                       753,960
        500,000  Monongahela Power Company, 1st Mortgage, 7.375%, due July 1, 2002                                        537,405
      1,000,000  New York Telephone Company Notes, 5.875%, due September 1, 2003                                        1,033,320
        500,000  Newell Company, Medium Term Notes, 6.18%, due July 11, 2000                                              508,455
        500,000  Northwest Natural Gas Company, Secured Medium Term Notes, 5.98%, due December 15, 2000                   509,815
        500,000  Pacific Bell Telephone Company Notes, 7.25%, due July 1, 2002                                            536,185
        500,000  Pacific Bell Telephone Company Notes, 6.25%, due March 1, 2005                                           525,155
        500,000  Pacific Gas & Electric Company, 1st Mortgage, 6.25%, due March 1, 2004                                   523,510
        500,000  PepsiCo, Incorporated Notes, 7.625%, due November 1, 1998                                                500,945
      1,000,000  Public Service Company of Oklahoma, Medium Term Notes, 6.02%, due March 1, 2001                        1,021,450
        500,000  Sara Lee Corporation, Series C, Medium Term Notes, 6.45%, due September 26, 2005                         529,765
        500,000  Southwestern Bell Capital Corporation, Medium Term Notes, 7.80%, due November 5, 1998                    500,930
        500,000  Southwestern Bell Telephone Company, Medium Term Notes, 6.125%, due March 12, 2001                       512,710
        500,000  Southwestern Bell Telephone Company, Medium Term Notes, 5.77%, due October 14, 2003                      517,035
        500,000  Sysco Corporation Notes, 7.00%, due May 1, 2006                                                          550,270
        500,000  Texaco Capital Incorporated, Medium Term Notes, 8.24%, due October 15, 2001                              543,370
      1,000,000  Texas Instruments Incorporated, Unsecured Note, 6.125%, due February 1, 2006                           1,030,130
        500,000  Tribune Company, Medium Term Notes, 5.30%, due April 17, 2000                                            501,725
        500,000  Tribune Company, Medium Term Notes, 5.75%, due September 15, 2003                                        514,120
        500,000  Union Electric Company, 1st Mortgage, 6.75%, due October 15, 1999                                        506,410
        500,000  Union Pacific Corporation Notes, 6.25%, due March 15, 1999                                               502,030
        500,000  Union Pacific Corporation Notes, 7.875%, due February 15, 2002                                           532,060
        500,000  Union Pacific Railroad Company, Equipment Trust, Series C, 7.01%, due June 1, 2004                       532,655
        500,000  Wal-Mart Stores Incorporated Notes, 6.125%, due October 1, 1999                                          505,385
        500,000  Wal-Mart Stores Incorporated Notes, 5.85%, due June 1, 2000                                              507,970
        500,000  Wisconsin Electric Power Company, 6.625%, due November 15, 2006                                          551,360
			 			33,517,152
U.S. GOVERNMENTAL AGENCIES - 10.05%
         34,964  Government National Mortgage Association, 9.00%, due July 15, 2001                                        35,555
         35,278  Government National Mortgage Association, 8.00%, due February 20, 2002                                    35,858
         81,141  Government National Mortgage Association, 8.50%, due February 20, 2002                                    82,992
         30,370  Government National Mortgage Association, 8.00%, due January 15, 2004                                     31,335
        107,210  Government National Mortgage Association, 9.50%, due April 15, 2005                                      112,753
        141,245  Government National Mortgage Association, 9.75%, due May 15, 2005                                        148,548
         68,381  Government National Mortgage Association, 9.00%, due October 20, 2005                                     71,218
         99,395  Government National Mortgage Association, 7.50%, due February 15, 2006                                   102,739
         47,012  Government National Mortgage Association, 7.50%, due March 15, 2006                                       48,786
         99,023  Government National Mortgage Association, 8.00%, due June 20, 2006                                       101,510
        124,166  Government National Mortgage Association, 8.50%, due July 15, 2006                                       128,855
        150,398  Government National Mortgage Association, 8.00%, due August 15, 2006                                     156,534
         47,652  Government National Mortgage Association, 8.00%, due August 15, 2006                                      49,596
        190,267  Government National Mortgage Association, 7.50%, due August 20, 2006                                     194,706
        124,831  Government National Mortgage Association, 7.50%, due September 15, 2006                                  129,541
         71,564  Government National Mortgage Association, 7.50%, due April 15, 2007                                       74,688
        139,764  Government National Mortgage Association, 7.50%, due March 20, 2009                                      143,946
        374,378  Government National Mortgage Association, 6.00%, due May 15, 2009                                        381,315
        285,180  Government National Mortgage Association, 7.00%, due May 15, 2009                                        294,291
        462,192  Government National Mortgage Association, 6.00%, due April 15, 2011                                      469,601
        451,077  Government National Mortgage Association, 7.00%, due August 20, 2011                                     463,066
        406,059  Government National Mortgage Association, 6.50%, due October 15, 2011                                    416,685
        368,520  Government National Mortgage Association, 7.00%, due October 20, 2011                                    378,316
        448,408  Government National Mortgage Association, 6.50%, due February 15, 2012                                   460,004
        438,436  Government National Mortgage Association, 7.00%, due April 20, 2012                                      449,910
        469,582  Government National Mortgage Association, 6.50%, due September 20, 2012                                  479,377
        457,938  Government National Mortgage Association, 6.50%, due October 20, 2012                                    467,490
        485,206  Government National Mortgage Association, 6.00%, due February 20, 2013                                   489,951
        487,990  Government National Mortgage Association, 6.00%, due March 20, 2013                                      492,763
        498,291  Government National Mortgage Association, 6.00%, due August 15, 2013                                     505,656
        497,885  Government National Mortgage Association, 6.00%, due August 20, 2013                                     502,755
						7,900,340
U.S. GOVERNMENT SECURITIES - 9.69%
      1,250,000  U.S. Treasury Notes, 6.375%, due January 15, 1999                                                      1,256,637
      1,000,000  U.S. Treasury Notes, 6.00%, due December 15, 1999                                                      1,013,750
        500,000  U.S. Treasury Notes, 5.50%, due March 31, 2000                                                           507,420
      1,000,000  U.S. Treasury Notes, 7.50%, due November 15, 2001                                                      1,089,840
      1,500,000  U.S. Treasury Notes, 6.375%, due August 15, 2002                                                       1,606,170
      1,000,000  U.S. Treasury Notes, 6.25%, due February 15, 2003                                                      1,075,310
      1,000,000  U.S. Treasury Notes, 5.875%, due February 15, 2004                                                     1,071,090
						7,620,217
GOVERNMENT SPONSORED ENTERPRISES - 36.65%
        500,000  Federal Farm Credit Banks, Medium Term Notes, 6.70%, due October 11, 2006                                558,435
        250,000  Federal Home Loan Banks, 5.66%, due November 9, 1998                                                     250,155
        500,000  Federal Home Loan Banks, 6.31%, due March 29, 2001                                                       518,045
        500,000  Federal Home Loan Banks, 6.18%, due December 19, 2001                                                    521,330
        500,000  Federal Home Loan Banks, 5.65%, due March 3, 2003                                                        518,360
      1,000,000  Federal Home Loan Mortgage Corp., 6.05%, due March 12, 2003                                            1,030,160
      1,000,000  Federal Home Loan Mortgage Corp., 6.75%, due May 30, 2006                                              1,116,870
      1,000,000  Federal Home Loan Mortgage Corp., Deb., 6.13%, due August 19, 1999                                     1,011,090
        500,000  Federal National Mortgage Association, Deb., 5.05%, due November 10, 1998                                500,000
      1,500,000  Federal National Mortgage Association, Series H, Deb., 7.05%, due December 10, 1998                    1,505,625
      1,000,000  Federal National Mortgage Association, Series H, Deb., 6.35%, due August 10, 1999                      1,011,870
      1,500,000  Federal National Mortgage Association, Deb., 6.10%, due February 10, 2000                              1,526,490
        500,000  Federal National Mortgage Association, 5.90%, due November 20, 2000                                      511,485
      1,000,000  Federal National Mortgage Association, Series I, Deb., 8.25%, due December 18, 2000                    1,072,340
      1,250,000  Federal National Mortgage Association, Deb., 7.50%, due February 11, 2002                              1,356,250
      1,000,000  Federal National Mortgage Association, Series SM-E, Deb., 7.55%, due April 22, 2002                    1,091,250
        500,000  Federal National Mortgage Association, Series K, Deb., 7.05%, due November 12, 2002                      543,515
        500,000  Federal National Mortgage Association, Deb., 6.80%, due January 10, 2003                                 540,000
        495,150  Federal National Mortgage Association, 6.50%, due November 1, 2004                                       503,612
        500,000  Federal National Mortgage Association Medium Term Notes, 5.40%, due March 12, 1999                       501,250
        500,000  Federal National Mortgage Association Medium Term Notes, 6.36%, due August 16, 2000                      514,220
        500,000  Federal National Mortgage Association Medium Term Notes, 5.72%, due March 8, 2001                        511,015
      1,000,000  Federal National Mortgage Association Medium Term Notes, 6.45%, due April 23, 2001                     1,040,470
        500,000  Federal National Mortgage Association Medium Term Notes, 6.625%, due May 21, 2001                        522,970
        500,000  Federal National Mortgage Association Medium Term Notes, 6.41%, due February 6, 2002                     525,545
        500,000  Federal National Mortgage Association Medium Term Notes, 6.09%, due September 30, 2002                   524,295
        500,000  Federal National Mortgage Association Medium Term Notes, 6.15%, due January 27, 2003                     501,875
      1,000,000  Federal National Mortgage Association Medium Term Notes, 6.36%, due December 27, 2004                  1,032,970
        500,000  Federal National Mortgage Association Medium Term Notes, 6.10%, due January 26, 2005                     513,435
      1,000,000  Federal National Mortgage Association Medium Term Notes, 6.82%, due August 23, 2005                    1,113,590
        500,000  Federal National Mortgage Association Medium Term Notes, 5.875%, due February 14, 2006                   533,045
      1,500,000  Federal National Mortgage Association Medium Term Notes, 6.41%, due March 8, 2006                      1,634,760
        500,000  Federal National Mortgage Association Medium Term Notes, 6.96%, due April 2, 2007                        568,830
        500,000  Federal National Mortgage Association Medium Term Notes, 6.70%, due June 19, 2007                        558,830
        500,000  Federal National Mortgage Association Medium Term Notes, 6.38%, due February 20, 2008                    514,060
      2,000,000  Federal National Mortgage Association Medium Term Notes, 6.00%, due September 29, 2008                 2,023,440
                                                                                                                       28,821,482
TOTAL INVESTMENTS - 99.01%                                                                                          $  77,859,191
Other assets less liabilities - 0.99%                                                                                     776,615
TOTAL NET ASSETS - 100.00%
	(equivalent to $11.47 per share; 20,000,000 shares of $1.00 par value
        capital shares authorized; 6,855,807 shares outstanding)                                                    $  78,635,806

BASIS OF DETERMINING MARKET VALUE. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost.


This report has been prepared for the information of the Shareholders of UMB Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

MANAGER AND INVESTMENT COUNSEL
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri

UMB Scout Funds
P.O. Box 410498
Kansas City, MO 64141-0498

TOLL FREE 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial
Corporation.
UMB Financial Corporation also claims service mark rights to the Scout design.